Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Additional information about leasing activities for lessee

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$

Variable lease payments	269.6	47.6	82.4	139.6
Short-term and low value lease payments	4.0	2.6	1.4	-
Leases not commenced but committed	50.6	2.3	10.2	38.1
Purchase obligations	67.6	43.9	20.5	3.2

	391.8	96.4	114.5	180.9